Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Increase in accumulated deficit	¥ (7,458,752)	$ (1,170,441)	¥ 5,684	$ 892	¥ (5,864,356)